Related Party Transactions - Additional Information (Details) - USD ($)				12 Months Ended
	Apr. 16, 2024	Apr. 01, 2024	Apr. 17, 2021	Dec. 31, 2023	Jul. 12, 2023	Jan. 13, 2023	Sep. 02, 2022
Related Party Transaction Line Items
Units profit interest percentage			0.50%
Number of shares granted	2,125,000
Exercise price per share	$ 0.988
Expiration date	10 years
Restricted Stock Units [Member]
Related Party Transaction Line Items
Number of shares granted		1,111,110
Exercise price per share		$ 1.35
Entity Affiliated To ADIT Chief Financial Officer [Member]
Related Party Transaction Line Items
Estimated liabilities related to share based transaction				$ 12,000
Dwaine Alleyne | Warrants To Exercise Class B Units
Related Party Transaction Line Items
Class of warrants or rights number of securities covered by warrants or rights							8,616
Warrants number of shares converted							41,010
Warrants number of shares converted percentage							0.0625%
Promissory Note
Related Party Transaction Line Items
Aggregate principal amount				19,868,000
Promissory Note | Chief Technology Officer
Related Party Transaction Line Items
Aggregate principal amount							$ 250,000,000
Promissory Note | ADIT
Related Party Transaction Line Items
Aggregate principal amount						$ 900,000
Amended and Restated Promissory Note | ADIT
Related Party Transaction Line Items
Aggregate principal amount					$ 1,800,000
Related Party
Related Party Transaction Line Items
Payable to related parties			$ 400,000
Related Party | Maximum | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Related party transaction, administrative service fee per month				$ 10,000